REVENUES BY PRODUCT AND GEOGRAPHY	12 Months Ended
Mar. 31, 2025
REVENUES BY PRODUCT AND GEOGRAPHY
REVENUES BY PRODUCT AND GEOGRAPHY

14. REVENUES BY PRODUCT AND GEOGRAPHY

	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Sales of zipper chains and sliders	68,059	57,560	64,690
Trading of textile raw and auxiliary materials	29,660	40,300	46,957
Zipper processing services	8,281	8,468	9,147
Total	106,000	106,328	120,794

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280 as follow:

1.	Sales of zipper chains and zipper sliders

The zipper chain consists of 2 strips of fabric tapes, with parallel rows of specially shaped nylon, metal or plastic teeth, as the case may be, either weaved on or punched onto adjacent edges of a fabric tape, thereby interlocking with each other to provide a firm grip and resulting in a zipper chain.

The zipper slider consists of a zinc zipper head and zipper pull tab which is subsequently affixed on the zipper chain, such that it moves along the rows of teeth, allowing the teeth to be fastened or separated, depending on the direction of the movement.

2.	Trading of textile raw and auxiliary materials

The trading segment represents trading of textile raw and auxiliary materials, including rubber thread, nylon fabric and nylon yarn.

3.	Zipper processing services

Zipper processing services represent color dyeing of fabric tapes for zippers, electroplating services for zipper sliders and manufacturing and sales of dyed yarns.

4.	Corporate

The corporate segment is involved in Group-level corporate services, which covers i) administrative functions, including human resources, legal services or compliance matters, communications and finance, and ii) treasury functions that manage the Company’s financial resources, in order to help meet the Company’s business objectives.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit/(loss), as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit/(loss) are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

Segment assets and liabilities are not disclosed as such separate financial information is not available but is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources to the operating segments.

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	Revenue			Non-current assets
	For the years ended March 31,			As of March 31,
	2025	2024	2023	2025	2024
	US$’000	US$’000	US$’000	US$’000	US$’000
Mainland China	76,340	66,028	73,837	51,251	54,990
Hong Kong	29,660	40,300	46,957	19	1
	106,000	106,328	120,794	51,270	54,991

Non-current assets information presented above consist of property, plant and equipment, net, deferred offering cost, prepayment and intangible assets as presented in the statement of financial position.

Business segments

The following table presents revenue, results and other information regarding the Company’s business segments for the years ended March 31, 2023, 2024 and 2025

	Zipper chains and sliders	Trading	Processing	Corporate	Elimination	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
March 31, 2023
Revenue:
Sales to external customers	64,690	46,957	9,147	-	-	120,794
Inter-segment sales	3,556	-	3,291	-	(6,847)	-
Total revenue	68,246	46,957	12,438	-	(6,847)	120,794
Results:
Segment gross profit	4,977	1,024	1,234	-	-	7,235
Segment results	995	671	176	1,470	-	3,312
Interest income	147	-	2	3	-	152
Financial costs	(1,073)	(380)	(207)	-	-	(1,660)
Profit/ (loss) before income tax	69	291	(29)	1,473	-	1,804
Income tax expense	(95)	(27)	(19)	(70)	-	(211)
Net profit for the year	(26)	264	(48)	1,403	-	1,593
Total assets	96,952	13,903	25,827	9,428	-	146,110
Total liabilities	(34,373)	(8,683)	(9,064)	(1,455)	-	(53,575)

	Zipper chains and sliders	Trading	Processing	Corporate	Elimination	Total
	US$’000	US$’0000	US$’000	US$’000	US$’000	US$’000
March 31, 2024
Revenue:
Sales to external customers	57,560	40,300	8,468	-	-	106,328
Inter-segment sales	3,182	-	3,369	-	(6,551)	-
Total revenue	60,742	40,300	11,837	-	(6,551)	106,328
Results:
Segment gross profit	4,284	1,007	1,159	-	-	6,450
Segment results from operations	698	718	1,645	(308)	-	2,753
Interest income	105	1	1	2	-	109
Financial costs	(891)	(555)	(63)	-	-	(1,509)
Profit before income tax	(88)	164	1,583	(306)	-	1,353
Income tax expense	(205)	(14)	(61)	(17)	-	(297)
Net profit attributable to shareholders	(293)	150	1,522	(323)	-	1,056
Total Assets	90,782	11,276	22,017	10,010	-	134,085
Total liabilities	(30,022)	(7,431)	(4,572)	(1,121)	-	(43,146)
	Zipper chains and sliders	Trading	Processing	Corporate	Elimination	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
March 31, 2025
Revenue:
Sales to external customers	68,059	29,660	8,281	-	-	106,000
Inter-segment sales	2,374	-	6,203	-	(8,577)	-
Total revenue	70,433	29,660	14,484	-	(8,577)	106,000
Results:
Segment gross profit	6,256	795	(135)	-	-	6,916
Segment results from operations	1,381	639	(1,719)	191	-	492
Interest income	97	-	(2)	9	-	104
Financial costs	(875)	(387)	-	383	-	(879)
Loss before income tax	603	252	(1,721)	583	-	(283)
Income tax expense	(128)	(21)	(135)	(6)	-	(290)
Net loss attributable to shareholders	475	231	(1,856)	577	-	(573)
Total Assets	86,472	9,438	20,924	10,290	-	127,124
Total liabilities	(25,521)	(5,825)	(6,141)	(887)	-	(38,374)

The chief operating decision maker did not rely primarily on assets and liabilities to assess the performance of the segment and make decisions about resources to be allocated to the segment.